Material accounting policy information (Tables)	12 Months Ended
Dec. 31, 2025
Material accounting policy information
Schedule of amendments to the accounting standards adopted and new standards, amendments to standards and annual improvements issued that are not yet effective

Effective for annual periods beginning on or after
IFRS 9 and IFRS 7: Classification and Measurement of Financial Instruments and Contracts Referencing Nature-dependent Electricity (amendments)	1 January 2026
IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7: Annual Improvements to IFRS Accounting Standards — Volume 11 (amendments)	1 January 2026
IFRS 18: Presentation and Disclosure in Financial Statements	1 January 2027
IFRS 19: Subsidiaries without Public Accountability: Disclosures	1 January 2027
IFRS 10 and IAS 28: Sale or contribution of assets between an investor and its associate or joint venture (amendments)	To be determined

Schedule of the estimated useful lives of property, plant and equipment

Computer equipment	3 years
Furniture and fittings	3 years
Office equipment	3 years
Leasehold improvement	Over lease term
Lease premise	Over lease term

Schedule of estimated useful lives of finite lived intangible assets

Computer software and systems	2—5 years
Customer relationship	4—5 years
Brand Name	4 years
Trademark	10 years
Contract backlog	3 years